Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at March 31
Particulars	2017	2018
Cash in hand	88	128
Funds in transit	22,348	33,123
Bank balances	59,262	74,239
Term deposits	20,006	80,157
Total	101,704	187,647